MERRILL LYNCH
ASSET INCOME
FUND, INC.








FUND LOGO








Quarterly Report

September 30, 1996




Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863















This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH ASSET INCOME FUND, INC.

Worldwide
Investments as of
September 30, 1996

Percent Breakdown of
Stocks & Fixed-Income     Percent of
Securities by Country     Net Assets++

United States                73.6%
Canada                        5.4
Denmark                       4.6
Germany                       3.0
Sweden                        2.8
Japan                         1.7
United Kingdom                1.6
France                        0.6
Brazil                        0.6
Mexico                        0.6
Switzerland                   0.4
Hong Kong                     0.4
Argentina                     0.3
Italy                         0.2
Spain                         0.2
Philippines                   0.2
Finland                       0.2
Indonesia                     0.2
Netherlands                   0.1
South Korea                   0.1

[FN]
++Percent of net assets may not total 100%.


Ten Largest Industries    Percent of
(Equity Investments)      Net Assets

Computer Services &
  Software                    2.8%
Telecommunications            2.1
Banking                       1.7
Insurance                     1.5
Pharmaceuticals               1.4
Beverages                     1.3
Aerospace                     1.2
Electronics                   1.2
Oil Service                   0.9
Chemicals                     0.8


                                          Percent
Ten Largest Holdings    Country of        of Net
(Equity Investments)      Origin          Assets

Carnival Corp.
  (Class A)           United States        0.5%
Electronic Data
  Systems Corp.       United States        0.5
Procter &
  Gamble Co.          United States        0.5
International
  Business
  Machines Corp.      United States        0.5
TCI Pacific
  Communications
  (Convertible
  Preferred)          United States        0.5
Unocal Corp.          United States        0.5
H.J. Heinz Company    United States        0.5
General Electric
  Company             United States        0.5
Kimberly-Clark Corp.  United States        0.5
The Coca-Cola Co.     United States        0.5




DEAR SHAREHOLDER


As of September 30, 1996, the asset allocation for Merrill Lynch
Asset Income Fund, Inc. was: US bonds, 53% of net assets; foreign bonds, 14%; US stocks, 21%; foreign stocks, 9%; and cash reserves, 3%.

During the three months ended September 30, 1996, we extended the duration of our US bond holdings from two years to seven years. Evidence has failed to confirm a strengthening US economy in the third quarter. Rather, slowing consumer demand and business investment as well as a weaker-than-expected trade balance pointed to a slower third quarter for the US economy and a continuation of this trend in the fourth quarter. Consequently, the increase in the Federal Funds rate which we had anticipated earlier seems likely to be postponed. This environment led us to expect a rally in US bond prices, and the extension of duration enabled us to take advantage of this anticipated uptrend.

We also established a long-duration position in the Canadian bond market. At the time of purchase in September, Canada offered a ten-year spread of over 50 basis points (0.50%) over the United States, a differential which we expect to narrow in subsequent months.
Earlier in the September quarter, we significantly reduced our exposure to European high-yielding bond markets by selling our positions in Italian and Spanish bonds. By September quarter-end, our position in high-yielding markets was limited to Sweden. The upcoming 1997 European budget talks posed risks to countries such as Italy and Spain which needed to sacrifice current growth and employment prospects in exchange for strong spending cuts and increased revenue measures. Such fiscal policies seemed necessary in order to attain the Maastricht criteria established for countries wishing to be first round participants in a single European currency.

We shifted assets resulting from the sale of Spanish and Italian bonds into Denmark and the United Kingdom. Denmark currently enjoys the strongest fiscal position in Europe, while the UK bond market is likely to benefit from evidence of a surprisingly benign rate of inflation. We also maintained our bond commitment in Germany in view of favorable economic data. At the same time, increased confidence that the European Monetary Union will proceed on schedule led to weakness in the Deutschemark. This trend led us to hedge our Danish and German bond commitments back to the US dollar.

Our commitment to US equities did not change materially during the September quarter. The largest proportion of US equity assets was allocated to areas that will benefit from strength in capital spending in the United States and abroad. These commitments included companies involved in technology, such as Microsoft Corp. and cisco Systems, Inc., and companies in defense and aerospace, such as Boeing Co. and Northrop Grumman Corp. Companies which enjoy dominant franchises within their respective industries, such as The Coca-Cola Co. and Baxter International, Inc., continue to be well represented in the portfolio.

In the foreign equity sector, we adhered to a strategy of adding to European equity representation. The majority of new purchases were in the UK market, which appeared to be particularly attractive after an extended period of underperformance. New positions included British Steel PLC, Glaxo Wellcome PLC, Grand Metropolitan PLC, Boots Company PLC, National Westminster Bank PLC and Vodafone Group PLC. Other new commitments included SGS-Thomson Microelectronics N.V. in France. We realized profits in Royal Dutch Petroleum Co. and eliminated our position in this company. In emerging markets, we continued to prefer Latin America over Asia. We enlarged our commitment to Latin America through the purchase of shares of Petroleo Brasileiro S.A. (Petrobras).

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Thomas R. Robinson)
Thomas R. Robinson
Vice President and
Senior Portfolio Manager







(Joel Heymsfeld)
Joel Heymsfeld
Portfolio Manager




October 18, 1996



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                      12 Month  3 Month
                                                        9/30/96    6/30/96  9/30/95   % Change  % Change
Class A Shares*                                          $10.57    $10.40   $10.44     +1.59%(1) +1.63%
Class B Shares*                                           10.58     10.40    10.44     +1.69(1)  +1.73
Class C Shares*                                           10.58     10.40    10.44     +1.69(1)  +1.73
Class D Shares*                                           10.58     10.40    10.44     +1.69(1)  +1.73
Class A Shares-Total Return*                                                           +7.51(2)  +2.79(3)
Class B Shares-Total Return*                                                           +6.81(4)  +2.70(5)
Class C Shares-Total Return*                                                           +6.75(6)  +2.68(7)
Class D Shares-Total Return*                                                           +7.34(8)  +2.83(9)
Class A Shares-Standardized 30-day Yield                   4.29%
Class B Shares-Standardized 30-day Yield                   3.72%
Class C Shares-Standardized 30-day Yield                   3.67%
Class D Shares-Standardized 30-day Yield                   4.05%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.036 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.596 per share ordinary income dividends and $0.036 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.117 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.518 per share ordinary income dividends and $0.036 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.097 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.513 per share ordinary income dividends and $0.036 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.096 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.570 per share ordinary income dividends and $0.036 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.110 per share ordinary income dividends.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/96                         +7.51%         +3.21%
Inception (9/02/94) through 9/30/96        +8.96          +6.83

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 9/30/96                         +6.81%         +2.81%
Inception (9/02/94) through 9/30/96        +8.19          +7.30

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 9/30/96                         +6.75%         +5.75%
Inception (10/21/94) through 9/30/96       +9.05          +9.05

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                         +7.34%         +3.05%
Inception (10/21/94) through 9/30/96       +9.64          +7.37

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Performance
Summary--
Class A Shares
                                 Net Asset Value         Capital Gains         Dividends
Period Covered              Beginning          Ending     Distributed            Paid*          % Change**
9/02/94--12/31/94            $10.00           $ 9.68          --                $0.184           - 1.37%
1995                           9.68            10.62        $0.036               0.662           +17.38
1/01/96--9/30/96              10.62            10.57          --                 0.371           + 3.22
                                                            ------              ------
                                                      Total $0.036        Total $1.217

                                                           Cumulative total return as of 9/30/96:+19.50%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                 Net Asset Value         Capital Gains         Dividends
Period Covered              Beginning          Ending     Distributed            Paid*          % Change**
9/02/94--12/31/94            $10.00           $ 9.68          --                $0.159           - 1.62%
1995                           9.68            10.62        $0.036               0.586           +16.51
1/01/96--9/30/96              10.62            10.58          --                 0.314           + 2.74
                                                            ------              ------
                                                      Total $0.036        Total $1.059

                                                           Cumulative total return as of 9/30/96:+17.76%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                 Net Asset Value         Capital Gains         Dividends
Period Covered              Beginning          Ending     Distributed            Paid*          % Change**
10/21/94--12/31/94           $ 9.88           $ 9.69          --                $0.097           - 0.94%
1995                           9.69            10.62        $0.036               0.580           +16.33
1/01/96--9/30/96              10.62            10.58          --                 0.310           + 2.70
                                                            ------              ------
                                                      Total $0.036        Total $0.987

                                                           Cumulative total return as of 9/30/96:+18.35%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                                 Net Asset Value         Capital Gains         Dividends
Period Covered              Beginning          Ending     Distributed            Paid*          % Change**
10/21/94--12/31/94           $ 9.88           $ 9.69          --                $0.108           - 0.83%
1995                           9.69            10.62        $0.036               0.637           +16.97
1/01/96--9/30/96              10.62            10.58          --                 0.352           + 3.12
                                                            ------              ------
                                                      Total $0.036        Total $1.097

                                                           Cumulative total return as of 9/30/96:+19.61%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                                                                                                    Percent of
COUNTRY      Industries          Shares Held                  Common Stocks                 Cost            Value   Net Assets
Argentina    Banking                     690  Banco Frances del Rio de la Plata S.A.
                                              (ADR)*                                    $    18,594      $    18,026    0.1%

             Oil & Gas Producers       1,200  Yacimientos Petroliferos Fiscales S.A.
                                              (Class D)(ADR)*                                25,283           27,450    0.2

                                              Total Common Stocks in Argentina               43,877           45,476    0.3

Brazil       Beverages                45,000  Companhia Cervejaria Brahma S.A. PN
                                              (Preferred)                                    25,807           27,987    0.2

             Oil & Related           230,000  Petroleo Brasileiro S.A.-Petrobras
                                              (Preferred)                                    27,101           27,030    0.2

             Telecommunications          400  Telecomunicacoes Brasileiras S.A.-
                                              Telebras (ADR)*                                21,165           31,400    0.2

                                              Total Common Stocks in Brazil                  74,073           86,417    0.6

Canada       Automobile Parts            500  Magna International Inc. (Class A)             22,929           24,125    0.2

             Mining                      280  Potash Corp. of Saskatchewan, Inc.             17,625           20,475    0.1

             Multi-Industry            1,000  Canadian Pacific, Ltd.                         17,418           23,125    0.2

             Telecommunications          400  Northern Telecommunications Ltd.               13,924           23,100    0.2

                                              Total Common Stocks in Canada                  71,896           90,825    0.7

Finland      Telecommunications          600  Nokia Corp. (ADR)*                             20,894           26,550    0.2
             Equipment
                                              Total Common Stocks in Finland                 20,894           26,550    0.2

France       Iron & Steel              1,900  Usinor-Sacilor S.A.                            29,039           29,341    0.2

             Semiconductor Capital       700  SGS-Thomson Microelectronics N.V.
             Equipment                        (NY Registered Shares)                         25,696           33,163    0.2

             Tires & Rubber              600  Michelin (C.G.D.E.)(Class B)                   26,463           30,634    0.2

                                              Total Common Stocks in France                  81,198           93,138    0.6

Germany      Chemicals                    75  Henkel KGaA                                     3,334            3,234    0.0
                                         675  Henkel KGaA (Preferred)                        28,688           29,375    0.2
                                                                                        -----------      -----------  ------
                                                                                             32,022           32,609    0.2

             Electronics                 500  Siemens AG                                     22,176           26,367    0.2

             Machinery & Equipment        70  Mannesmann AG                                  19,573           26,242    0.2

                                              Total Common Stocks in Germany                 73,771           85,218    0.6

Hong Kong    Banking                   1,600  HSBC Holdings PLC                              24,990           29,692    0.2

             Telecommunications        1,200  Hong Kong Telecommunications Ltd. (ADR)*       21,418           21,600    0.2

                                              Total Common Stocks in Hong Kong               46,408           51,292    0.4

Indonesia    Telecommunications          720  P.T. Indonesian Satellite Corp. (ADR)*         26,205           23,760    0.2

                                              Total Common Stocks in Indonesia               26,205           23,760    0.2

Italy        Telecommunications        9,500  Societa Finanziara Telefonica S.p.A.
                                              (STET)                                         27,872           33,001    0.2

                                              Total Common Stocks in Italy                   27,872           33,001    0.2

Japan        Building & Construction   3,000  Maeda Corp.                                    31,463           25,964    0.2
                                       4,000  Okumura Corp.                                  35,729           31,175    0.2
                                                                                        -----------      -----------  ------
                                                                                             67,192           57,139    0.4

             Capital Goods             3,000  Mitsubishi Heavy Industries, Inc.              24,018           24,404    0.2

             Electrical Equipment      3,000  Mitsubishi Electric Co.                        21,636           20,448    0.1

             Electronics               1,000  Canon, Inc.                                    19,005           19,641    0.2
                                       1,000  Matsushita Electric Industrial
                                              Co., Ltd.                                      16,152           16,771    0.1
                                                                                        -----------      -----------  ------
                                                                                             35,157           36,412    0.3

             Financial Services        1,000  Nomura Securities Co., Ltd.                    22,237           18,386    0.1

             Insurance                 2,000  Tokio Marine & Fire Insurance Co., Ltd.        24,908           23,677    0.2

             Pharmaceuticals           1,000  Eisai Co., Ltd.                                17,650           19,013    0.1

             Textiles                  3,000  Toray Industries Ltd.                          19,082           18,996    0.1

             Warehouse & Storage       3,000  Mitsui-Soko Co., Ltd.                          25,215           24,996    0.2

                                              Total Common Stocks in Japan                  257,095          243,471    1.7

Mexico       Beverages                   700  Panamerican Beverages, Inc. (Class A)          28,172           28,788    0.2

             Multi-Industry            2,100  Grupo Carso, S.A. de C.V. (ADR)*               33,457           19,163    0.1
                                       2,100  Invercorporacion S.A. (ADR)*                      294              231    0.0
                                                                                        -----------      -----------  ------
                                                                                             33,751           19,394    0.1

             Paper Products              700  Kimberly-Clark de Mexico, S.A. de
                                              C.V. (ADR)*                                    26,338           25,900    0.2

             Telecommunications        2,100  Carso Global Telecom (ADR)*                     9,975           10,763    0.1

                                              Total Common Stocks in Mexico                  98,236           84,845    0.6

Netherlands  Banking                     300  ABN AMRO Holding N.V.                          16,900           16,641    0.1

                                              Total Common Stocks in the Netherlands         16,900           16,641    0.1

Philippines  Beverages                 8,750  San Miguel Corp. (Class B)                     29,384           28,721    0.2

                                              Total Common Stocks in the Philippines         29,384           28,721    0.2

South Korea  Engineering &               700  Hyundai Engineering & Construction
             Construction                     Co., Ltd. (GDR)**                               9,121            5,950    0.1

                                              Total Common Stocks in South Korea              9,121            5,950    0.1

Spain        Energy & Petroleum          900  Repsol S.A. (ADR)*                             31,784           29,813    0.2

                                              Total Common Stocks in Spain                   31,784           29,813    0.2

Sweden       Banking                   2,100  Sparbanken Sverige AB (Class A)                26,415           30,444    0.2

             Investment Management     2,300  Bure Investment AB                             19,273           22,055    0.2

                                              Total Common Stocks in Sweden                  45,688           52,499    0.4

Switzerland  Electrical Equipment         25  BBC Brown Boveri & Cie (Bearer)                22,679           30,592    0.2

             Pharmaceuticals             500  Sandoz AG (ADR)*                               21,705           29,688    0.2

                                              Total Common Stocks in Switzerland             44,384           60,280    0.4


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                                                                                                    Percent of
COUNTRY      Industries          Shares Held                  Common Stocks                 Cost            Value   Net Assets
United       Banking                   2,600  National Westminster Bank PLC             $    27,449      $    27,629    0.2%
Kingdom
             Beverages                 3,900  Grand Metropolitan PLC                         26,591           29,083    0.2

             Chemicals                   400  Imperial Chemical Industries PLC (ADR)*        22,878           21,100    0.2

             Electrical Equipment      5,000  General Electric Co. PLC (Ordinary)            22,639           30,948    0.2

             Merchandising             2,800  Boots Company PLC                              26,311           27,300    0.2

             Pharmaceuticals           2,000  Glaxo Wellcome PLC                             27,207           31,347    0.2

             Steel                    10,000  British Steel PLC                              26,271           30,987    0.2

             Telecommunications        8,000  Vodafone Group PLC                             27,839           27,732    0.2

                                              Total Common Stocks in the United
                                              Kingdom                                       207,185          226,126    1.6

United       Aerospace                   500  Boeing Co.                                     39,122           47,250    0.3
States                                   800  Northrop Grumman Corp.                         53,863           64,200    0.5
                                         500  United Technologies Corp.                      31,448           60,063    0.4
                                                                                        -----------      -----------  ------
                                                                                            124,433          171,513    1.2

             Airlines                    390  Delta Air Lines, Inc.                          30,823           28,080    0.2

             Automobile                1,300  General Motors Corp.                           70,364           62,400    0.4

             Automobile Parts          1,700  Lear Corporation                               57,537           56,100    0.4

             Banking                   2,100  Bank of New York Co., Inc.                     54,532           61,687    0.4
                                         700  Citicorp                                       56,412           63,437    0.5
                                                                                        -----------      -----------  ------
                                                                                            110,944          125,124    0.9

             Beverages                 1,380  The Coca-Cola Co.                              66,871           70,207    0.5

             Broadcasting--Media       1,366  Viacom, Inc. (Class B)                         49,846           48,493    0.3

             Building Products         1,600  Spieker Properties, Inc.                       43,279           47,000    0.3

             Chemicals                 1,100  PPG Industries, Inc.                           53,966           59,812    0.4

             Computer Services           570  cisco Systems, Inc.                            26,449           35,340    0.3
             & Software                1,200  Electronic Data Systems Corp. (a)              62,166           73,650    0.5
                                         815  First Data Corp.                               61,774           66,524    0.5
                                         580  International Business Machines Corp.          61,069           72,210    0.5
                                         385  Microsoft Corp.                                45,688           50,724    0.4
                                       1,552  Oracle Corp. (b)                               53,991           65,960    0.5
                                         200  Sun Microsystems, Inc.                         12,613           12,400    0.1
                                                                                        -----------      -----------  ------
                                                                                            323,750          376,808    2.8

             Electronics               1,300  Corning, Inc.                                  42,362           50,700    0.4
                                         775  General Electric Company                       61,542           70,525    0.5
                                                                                        -----------      -----------  ------
                                                                                            103,904          121,225    0.9

             Engineering &             1,400  Foster Wheeler Corp.                           61,904           61,250    0.4
             Construction

             Financial Services        1,275  American Express Company                       58,512           58,969    0.4

             Foods                     2,100  H.J. Heinz Company                             68,919           70,875    0.5

             Hospital Supplies         1,400  Baxter International, Inc.                     63,878           65,450    0.5

             Household Products          750  Procter & Gamble Co.                           65,578           73,125    0.5

             Insurance                   800  Aetna Inc. (c)                                 58,747           56,300    0.4
                                       1,000  Allstate Corp.                                 41,288           49,250    0.4
                                       1,000  Unum Corporation                               63,757           64,125    0.5
                                                                                        -----------      -----------  ------
                                                                                            163,792          169,675    1.3

             Leisure/Tourism             780  TCI Pacific Communications
                                              (Convertible Preferred)                        73,118           72,150    0.5

             Machine Tools &           1,400  American Standard Companies, Inc.              45,663           47,950    0.3
             Machinery                 1,500  Deere & Co.                                    59,778           63,000    0.5
                                                                                        -----------      -----------  ------
                                                                                            105,441          110,950    0.8

             Manufacturing             1,000  Fisher Scientific International, Inc.          30,407           41,250    0.3

             Medical Services          1,100  Health Management Associates, Inc.
                                              (Class A)                                      24,669           27,362    0.2

             Natural Gas               1,500  Enron Corp.                                    58,589           61,125    0.4

             Oil Service               2,000  Dresser Industries, Inc.                       45,125           59,500    0.4
                                         750  Schlumberger Ltd.                              50,020           63,375    0.5
                                                                                        -----------      -----------  ------
                                                                                             95,145          122,875    0.9

             Paper                       800  Kimberly-Clark Corp.                           61,852           70,500    0.5

             Petroleum                   700  Pennzoil Co.                                   29,082           37,012    0.3
                                      2,000   Unocal Corp.                                   67,336           72,000    0.5
                                                                                        -----------      -----------  ------
                                                                                             96,418          109,012    0.8

             Pharmaceuticals           1,400  Abbott Laboratories                            52,187           68,950    0.5
                                         800  Merck & Co., Inc.                              27,464           56,300    0.4
                                                                                        -----------      -----------  ------
                                                                                             79,651          125,250    0.9

             Railroads                   600  Burlington Northern Inc.                       48,542           50,625    0.4
                                         800  Conrail, Inc.                                  56,291           57,900    0.4
                                                                                        -----------      -----------  ------
                                                                                            104,833          108,525    0.8

             Retail Apparel            3,000  The Limited, Inc.                              64,404           57,375    0.4

             Retail Stores             1,060  Sears, Roebuck & Co.                           47,686           47,435    0.3
                                         200  Thrifty PayLess Holdings, Inc. (Class B)        3,614            3,725    0.0
                                                                                        -----------      -----------  ------
                                                                                             51,300           51,160    0.3

             Software--Computer          700  BMC Software, Inc.                             52,083           55,650    0.4

             Steel                     1,300  AK Steel Holding Corp.                         52,133           53,300    0.4

             Telecommunications        1,800  Airtouch Communications, Inc.                  51,785           49,725    0.4
                                       1,000  Bell Atlantic Corporation                      54,539           59,875    0.4
                                                                                        -----------      -----------  ------
                                                                                            106,324          109,600    0.8

             Tobacco                     300  Philip Morris Companies, Inc.                  27,059           26,925    0.2

             Travel & Lodging          2,450  Carnival Corp. (Class A)                       70,113           75,950    0.5

                                              Total Common Stocks in the
                                              United States                               2,671,839        2,945,065   21.0

                                              Total Investments in Common Stocks          3,877,810        4,229,088   30.1


SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
                                                                                                                    Percent of
COUNTRY                       Face Amount           Fixed-Income Securities                 Cost             Value  Net Assets
Canada                       C$      900,000  Canadian Government Bonds, 7% due
                                              2/01/2006                                 $   641,897      $   653,987    4.7%

                                              Total Fixed-Income Securities in
                                              Canada                                        641,897          653,987    4.7

Denmark                      Dkr   3,500,000  Denmark Government Bonds, 8% due
                                              3/15/2006                                     641,002          640,595    4.6

                                              Total Fixed-Income Securities in
                                              Denmark                                       641,002          640,595    4.6

Germany                      DM      500,000  Bundes Obligations, 5.875% due
                                              5/15/2000                                     336,900          341,591    2.4

                                              Total Fixed-Income Securities in
                                              Germany                                       336,900          341,591    2.4

Sweden                                        Government of Sweden:
                             Skr   1,000,000    11% due 1/21/1999                           163,988          167,306    1.2
                                   1,000,000    10.25% due 5/05/2000                        163,574          169,488    1.2

                                              Total Fixed-Income Securities in
                                              Sweden                                        327,562          336,794    2.4

United States                                 US Treasury Notes:
                             US$   1,900,000    5% due 1/31/1998                          1,877,812        1,876,554   13.4
                                   3,275,000    7% due 7/15/2006                          3,337,480        3,343,054   23.9
                                   2,200,000    6.75% due 8/15/2026                       2,105,469        2,150,148   15.3

                                              Total Fixed-Income Securities in the
                                              United States                               7,320,761        7,369,756   52.6

                                              Total Investments in Fixed-Income
                                              Securities                                  9,268,122        9,342,723   66.7

             Total Investments                                                          $13,145,932       13,571,811   96.8
                                                                                        ===========
             Unrealized Appreciation on Forward Foreign Exchange Contracts++                                   6,269    0.1

             Other Assets Less Liabilities                                                                   437,897    3.1
                                                                                                         -----------  ------
             Net Assets                                                                                  $14,015,977  100.0%
                                                                                                         ===========  ======
             Net Asset Value:     Class A--Based on net assets of $3,890,152 and
                                           367,865 shares outstanding                                    $     10.57
                                                                                                         ===========
                                  Class B--Based on net assets of $8,950,806 and
                                           846,230 shares outstanding                                    $     10.58
                                                                                                         ===========
                                  Class C--Based on net assets of $355,300 and
                                           33,594 shares outstanding                                     $     10.58
                                                                                                         ===========
                                  Class D--Based on net assets of $819,719 and
                                           77,508 shares outstanding                                     $     10.58
                                                                                                         ===========

          (a)Formerly General Motors Corp. (Class E).
          (b)Formerly Oracle Systems Corp.
          (c)Formerly Aetna Life &Casualty Company.
            *American Depositary Receipts (ADR).
           **Global Depositary Receipts (GDR).
           ++Forward foreign exchange contracts as of September 30, 1996 were as follows:

             Foreign                   Expiration                Unrealized
             Currency Sold                Date                 Appreciation

             DM   651,064             October 1996               $    4,950
                1,021,781             December 1996                   1,319

             Total Unrealized Appreciation on Forward Foreign
             Exchange Contracts (US$ Commitment--$1,107,000)     $    6,269
							         ==========



COMMON STOCK PORTFOLIO CHANGES


             For the Quarter Ended September 30, 1996


Additions    ABN AMRO Holding N.V.
             Airtouch Communications, Inc.
             BMC Software, Inc.
             Boots Company PLC
             British Steel PLC
             Burlington Northern Inc.
             Carso Global Telecom (ADR)
            *Compaq Computer Corp.
             Glaxo Wellcome PLC
             Grand Metropolitan PLC
             H.J. Heinz Company
             Health Management Associates, Inc.
               (Class A)
             Henkel KGaA
            *Hyundai Engineering & Construction
               Co. Ltd. (Rights)
             Invercorporacion S.A. (ADR)
             Kimberly-Clark Corp.
             Lear Corporation
            *National Processing Inc.
             National Westminster Bank PLC
             Petroleo Brasileiro S.A.-Petrobras
               (Preferred)
             SGS-Thomson Microelectronics N.V.
               (NY Registered Shares)
             TCI Pacific Communications
               (Convertible Preferred)
             Thrifty PayLess Holdings, Inc. (Class B)
             Unum Corporation
             Vodafone Group PLC

Deletions    AT&T Corp.
             Associates First Capital Corp.
             AutoZone, Inc.
             Cincinnati Milacron, Inc.
            *Compaq Computer Corp.
             Eastman Kodak Co.
             Ford Motor Co.
             Humana, Inc.
            *Hyundai Engineering & Construction
               Co. Ltd. (Rights)
             Intel Corp.
             Lexmark International Group, Inc.
               (Class A)
             Lucent Technologies, Inc.
            *National Processing Inc.
             Royal Dutch Petroleum Co.
               (NY Registered Shares)
             SGL Carbon AG (ADR)
             The Stanley Works Co.
             Wheelabrator Technologies Inc.

            [FN]
            *Added and deleted in the same quarter.